Borrowings and debt - Schedule of Future Payments of Long-Term Borrowings and Debt Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	$ 2,490,061	$ 2,708,593,000
2026
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	414,945
2027
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	890,133
2028
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	832,376
2029
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	290,696
2030
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	19,000
2031
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	33,312
2034
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	$ 9,599